MORGAN STANLEY DEAN WITTER HAWAII MUNICIPAL TRUST
Two World Trade Center
New York, New York 10048
(212) 392-1600






                                        					January 30, 2001


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re: Morgan Stanley Dean Witter Hawaii Municipal Trust
     File #811-7263
     Rule 497(j) Filing

Dear Sir/Madam:

     On behalf of the Registrant, the undersigned certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Section 497(c) would not have differed from those contained in the text of the Registrant's most recent registration statement that was filed electronically via
EDGAR with the Securities and
Exchange Commission on January 26, 2001.

 								Very truly yours,
					        		        /s/George Silfen
								George Silfen
								Assistant Secretary



cc: Barry Fink Esq.
      Larry Greene